Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property and Equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2016	$6,301	$3,030,361	$243,070	$43,037	$25,947	$35,866	$10,054	$3,394,636
Transfer of pre-delivery payments	—	27,585	(27,585)	—	—	—	—	—
Additions	—	94,348	34,680	3,026	1,878	73	7,435	141,440
Disposals	—	(36,812)	—	(604)	(1,226)	(98)	—	(38,740)
Adjustments		100	—	—	2,363	—	—	2,463
Reclassifications	—	(340)	—	(289)	645	9,140	(10,896)	(1,740)

Balance at December 31, 2016	$6,301	$3,115,242	$250,165	$45,170	$29,607	$44,981	$6,593	$3,498,059
Transfer of pre-delivery payments	—	28,674	(28,674)	—	—	—	—	—
Additions	—	158,557	192,196	1,461	3,392	1,614	5,246	362,466
Disposals	—	(54,114)	(54)	(228)	(711)	—	—	(55,107)
Reclassifications	—	3,870	—	1,950	(4,764)	3448	(6,061)	(1,557)

Balance at December 31, 2017	$6,301	$3,252,229	$413,633	$48,353	$27,524	$50,043	$5,778	$3,803,861
Transfer of pre-delivery payments	—	156,305	(156,305)	—	—	—	—	—
Additions	—	228,302	216,732	5,434	3,773	3,388	10,795	468,424
Disposals	—	(20,737)	—	(128)	(393)	(6,246)	(10)	(27,514)
Assets held for sale	—	(164,201)	—	—	—	—	—	(164,201)
Reclassifications	—	(2,371)	—	77	14	2,219	(2,310)	(2,371)

Balance at December 31, 2018	$6,301	$3,449,527	$474,060	$53,736	$30,918	$49,404	$14,253	$4,078,199
Accumulated depreciation -
Balance at January 1, 2016	$—	$(868,326)	$—	$(28,549)	$(21,891)	$(22,119)	$—	$(940,885)
Depreciation for the year	—	(141,418)	—	(3,724)	(2,284)	(4,246)	—	(151,672)
Disposals	—	13,587	—	524	1,220	12	—	15,343
Adjustments	—	(14)	—	—	(2,667)	—	—	(2,681)
Reclassifications		(99)	—	(116)	41	174	—	—

Balance at December 31, 2016	$—	$(996,270)	$—	$(31,865)	$(25,581)	$(26,179)	$—	$(1,079,895)
Depreciation for the year	—	(148,188)	—	(3,811)	(2,192)	(4,505)	—	(158,696)
Disposals	—	51,233	—	200	704	—	—	52,137
Reclassifications	—	(1,335)	—	(1,540)	4,110	(1,235)	—	—

Balance at December 31, 2017	$—	$(1,094,560)	$—	$(37,016)	$(22,959)	$(31,919)	$—	$(1,186,454)
Depreciation for the year	—	(147,980)	—	(3,783)	(2,506)	(5,038)	—	(159,307)
Disposals	—	16,876	—	118	379	6,396	—	23,769
Assets held for sale	—	75,556	—	—	—	—	—	75,556
Reclassifications	—	268	—	—	—	—	—	268
Impairment		(130,709)						(130,709)

Balance at December 31, 2018	$—	$(1,280,549)	$—	$(40,681)	$(25,086)	$(30,561)	$—	$(1,376,877)
Carrying amounts -							—
At December 31, 2016	$6,301	$2,118,972	$250,165	$13,305	$4,026	$18,802	$6,593	$2,418,164

At December 31, 2017	$6,301	$2,157,669	$413,633	$11,337	$4,565	$18,124	$5,778	$2,617,407

At December 31, 2018	$6,301	$2,168,978	$474,060	$13,055	$5,832	$18,843	$14,253	$2,701,322